Earnings per share - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Earnings per share
7.	Earnings per share

The following represents a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations contained in the consolidated financial statements:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands, except share and per share data)
Earnings allocable to Common stockholders	$4,911	$—	$4,911	$—
Earnings allocable to Class A stockholders	$2,716	$5,551	$13,625	$16,522
Earnings allocable to Class B stockholders	$355	$393	$760	$1,147
Basic earnings per share:
Common stock	$0.24	$—	$0.24	$—
Class A common stock	$0.19	$0.40	$0.98	$1.20
Class B common stock	$0.21	$0.27	$0.48	$0.83
Diluted earnings per share:
Common stock	$0.24	$—	$0.24	$—
Class A common stock	$0.19	$0.40	$0.98	$1.20
Class B common stock	$0.20	$0.27	$0.46	$0.81
Basic weighted average shares outstanding:
Common stock	20,656,207	—	20,656,207	—
Class A common stock	14,110,967	13,795,530	13,844,221	13,795,530
Class B common stock	1,681,685	1,477,800	1,573,702	1,381,055
Dilutive effect of shares issued under stock compensation arrangements:
Common stock	85,193	—	85,193	—
Class A common stock	—	—	—	—
Class B common stock	135,994	—	69,916	27,606
Diluted weighted average shares outstanding:
Common stock	20,741,400	—	20,741,400	—
Class A common stock	14,110,967	13,795,530	13,844,221	13,795,530
Class B common stock	1,817,679	1,477,800	1,643,618	1,408,661

Prior to the reclassification of common stock on July 28, 2016, all of the earnings of the Company were allocated to Class A and Class B common stock and earnings per share was calculated using the two-class method. Under the two-class method, earnings attributable to Class A and Class B common stockholders was determined by allocating undistributed earnings to each class of stock. The undistributed earnings attributable to common stockholders was allocated based on the contractual participation rights of the Class A common stock and Class B common stock as if those earnings for the period had been distributed. Earnings attributable to Class A common stockholders equaled the sum of dividends at the rate per annum of 12% compounding annually during the period (“Accruing Dividends”) plus seventy-five percent of any remaining assets of the Company available for distribution to its stockholders in the event of a liquidation, dissolution, winding up or sale of the Company after payment of the Accruing Dividends (“Residual Proceeds”). Earnings attributable to Class B common stockholders equaled twenty-five percent of the Residual Proceeds. After the reclassification of common stock on July 28, 2016, all of the earnings of the Company were attributable to the single class of common stock.

Basic earnings per share for each class of common stock was computed by dividing the earnings attributable to the common stockholders by the weighted average number of shares of each respective class of common stock outstanding during the period. Diluted earnings per share attributable to each class of common stock was computed by dividing earnings attributable to common stockholders by the weighted average shares outstanding for each respective class of common stock outstanding during the period, including potentially dilutive shares of common stock for the period determined using the treasury stock method. There were no potentially dilutive shares attributable to Class A common stockholders. For purposes of the diluted earnings per share attributable to Class B common stockholders calculation, unvested restricted grants of common stock were considered to be potentially dilutive shares of common stock. There were no material anti-dilutive Class B shares for the three months and nine months ended September 30, 2015. See Note 6 for details regarding changes to the Company’s capital structure on July 28, 2016.

There were no anti-dilutive stock options for the three months and nine months ended September 30, 2016.

10.	Earnings per share

Earnings per share for Class A and Class B common stock were calculated using the two-class method. Under the two-class method, net income attributable to Class A and Class B common stockholders was determined by allocating undistributed earnings to each class of stock. The net income per share attributable to common stockholders was allocated based on the contractual participation rights of the Class A common stock and Class B common stock as if the income for the year has been distributed. Net income attributable to Class A common stockholders equaled the sum of Accruing Dividends during the year plus seventy five percent of the Residual Proceeds. Net income attributable to Class B common stockholders equaled twenty five percent of the Residual Proceeds.

Basic net income per share for each class of common stock was computed by dividing the net income attributable to the common stockholders by the weighted-average number of shares of each respective class of common stock outstanding during the period. Diluted net income per share attributable to each class of common stock was computed by dividing net income attributable to common stockholders by the weighted-average shares outstanding for each respective class of common stock outstanding during the period, including potentially dilutive shares of common stock for the period determined using the treasury stock method. There were no potentially dilutive shares attributable to Class A common stockholders. For purposes of the diluted net income per share attributable to Class B common stockholders calculation, unvested shares of common stock were considered to be potentially dilutive shares of common stock. See note 9 for further discussion regarding stockholders’ equity.

The following represents a reconciliation of the numerator and denominator of the basic and diluted earnings per share computations contained in the consolidated financial statements:

	Year ended December 31,
	2015	2014	2013
	(in thousands, except share and per share data)
Earnings per share Class A stockholders:
Numerator for earnings per share
Net income	$22,273	$12,973	$12,267
Less: net income attributable to Class B stockholders	1,181	—	—
Net income attributable to Class A stockholders	$21,092	$12,973	$12,267

Denominator for earnings per share
Weighted average common shares outstanding	13,796,327	13,787,365	13,788,536

Net income per common share - basic	$1.53	$0.94	$0.89
Net income per common share - diluted	$1.53	$0.94	$0.89

Earnings per share Class B stockholders:
Numerator for earnings per share
Net income attributable to Class B stockholders	$1,181	$—	$—

Denominator for earnings per share
Weighted average shares outstanding - basic	1,413,142	1,188,370	962,739
Unvested restricted stock grants	38,549	111,874	106,428
Weighted average shares outstanding - diluted	1,451,691	1,300,244	1,069,167

Net income per Class A common share - basic	$0.84	$—	$—
Net income per Class A common share - diluted	$0.81	$—	$—

For the years ended December 31, 2015, 2014, and 2013, there were no material anti-dilutive securities.